Income Taxes (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforward	$ 6,109,750	$ 2,487,784
Tax credits	177,909	75,337
Accruals and reserves	315,580	23,023
Restricted stock	4,238	$ 114,712
Charitable donations	3,759
Total deferred tax assets before valuation allowance:	6,611,236	$ 2,700,856
Valuation allowance	(6,604,638)	(2,698,243)
Deferred tax assets, net of valuation allowance	6,598	2,613
Deferred tax liabilities:
Fixed assets	$ (6,598)	$ (2,613)
Convertible debt
Total deferred tax liabilities	$ (6,598)	$ (2,613)
Net deferred tax asset (liability)